Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
Administrative costs	$ 3,633	$ 3,784
Cost of goods sold	590	814
Acquisition transaction amount	4,533
Acquisition transaction pending balance	4,533
Cash outflow for leases	$ 8,854	$ 5,733